Other Post-Employment Benefits	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Other Post-Employment Benefits
24.	OTHER POST-EMPLOYMENT BENEFITS
The Company offers post-employment life insurance, health care and dental care to some of its retirees. These obligations are not pre-funded.
The most recent actuarial valuations of the present value of the other post-employment benefit obligation were carried out at November 1, 2025.
The principal assumptions used for the purposes of the actuarial valuations were as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Assumptions for determination of defined benefit cost:

Discount rate

Defined benefit obligation	4.70%	4.85%

Current service cost	4.81%	4.84%

Interest cost on benefit obligation	4.39%	4.79%

Interest cost on current service cost	4.80%	4.85%

Health care cost immediate trend rate	4.83%	4.90%

Assumptions for determination of defined benefit obligation:

Effective discount rate	4.98%	4.70%

Health care cost immediate trend rate	4.76%	4.83%

Assumptions for determination of defined benefit cost and defined benefit obligation:

Health care cost ultimate trend rate	4.00%	4.00%

Year ultimate health care cost trend rate reached	2040	2040

Salary Increases per annum	2.00%	2.00%

Mortality	105%CPM 2014 Private Projection CPM-B	105%CPM 2014 Private Projection CPM-B

The components of amounts recognized in the consolidated statements of net loss in respect of the other
post-employment benefit plans are presented below:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Amounts recognized in net loss were as follows:

Current service cost	$3.3	$2.4

Past service cost	(6.0)	-

Net interest cost	8.8	8.0

	$6.1	$10.4

Post employment benefit costs recognized in:

Cost of sales	$(2.5)	$2.1

Administrative and selling expenses	(0.2)	0.3

Interest on other post-employment benefit obligation	8.8	8.0

	$6.1	$10.4

Past service cost recognition
On December 1, 2025 the Company issued 1,005 layoff notices to unionized employees which caused a curtailment and resulted in a past service cost adjustment related to the other post-employment benefit plan of $6.0 million, of which $5.4 million was recorded in cost of steel revenue and $0.6 million was recorded in administrative and selling expense for the year ended December 31, 2025 (nil for the nine month period ended December 31, 2024).
The amounts recognized in the consolidated statements of other comprehensive (loss) income in respect of these other post-employment benefit plans are presented below:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Amounts recognized in other comprehensive loss, were as follows:

Actuarial gain on accrued post employment benefit liability	$(8.8)	$(25.3)

The amounts included in the consolidated statements of financial position arising from the Company’s obligation in respect of its other post-retirement benefit plans were as follows:

As at,	December 31, 2025	December 31, 2024

Present value of post-employment benefit obligation	$193.0	$206.2
Fair value of plan assets	-	-

Accrued other post-employment benefit obligation	$193.0	$206.2

Reconciliation of the amounts recognized in accumulated other comprehensive (loss) income in the consolidated statements of changes in shareholders’ equity were as follows:

	Actuarial (gain) loss immediately recognized	Tax effect	Actuarial (gain) loss immediately recognized, net of tax

Balance at March 31, 2024	$(73.5)	$-	$(73.5)

Actuarial gain immediately recognized	(25.3)	-	(25.3)

Balance at December 31, 2024	$(98.8)	$-	$(98.8)

Actuarial gain immediately recognized	(8.8)	-	(8.8)

Balance at December 31, 2025	$(107.6)	$-	$(107.6)

Continuities of the other post-employment benefit plan assets and obligations are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Movements in the present value of the post-employment benefit plan assets were as follows:

Fair value of plan assets at beginning of the period and year, respectively	$-	$-
Employer contributions	10.6	8.5
Benefits paid	(10.6)	(8.5)
Fair value of plan assets at December 31, 2025 and

December 31, 2024, respectively	$-	$-

Movements in the present value of the other post-employment benefit obligation were as follows:

Defined benefit obligation at the beginning of the period and year, resepectively	$206.2	$229.5
Current service cost	3.3	2.4
Interest cost	8.8	8.0
Past service cost	(6.0)	-
Actuarial (gains) losses arising from financial assumptions	(5.3)	3.9
Actuarial gains arising from demographic assumptions	(5.5)	(33.2)
Actuarial losses from experience adjustments	2.1	4.1
Benefits paid	(10.6)	(8.5)
Defined benefit obligation at December 31, 2025 and

December 31, 2024, respectively	$193.0	$206.2

Cash flow information
For the year ended December 31, 2025, the amounts included in the consolidated statements of cash flows in respect of these other post-employment benefit plans was $10.6 million. For the nine month period ended December 31, 2024, the amounts included in the consolidated statements of cash flows in respect of these other post-employment benefit plans was $8.5 million. The Company’s expected contributions for the fiscal year ending December 31, 2026 is $12.6 million.
Sensitivity of results to actuarial assumptions
The sensitivity of the other post-employment benefit obligation to changes in the discount rate, health care cost trend rate and mortality assumptions are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Effect of change in discount rate assumption
One percentage point increase	$(20.0)	$(23.9)
One percentage point decrease	$24.8	$30.0

Effect of change in health care cost trend rates
One percentage point increase	$20.2	$24.0
One percentage point decrease	$(17.6)	$(20.5)

Effect of change in mortality assumption
Set forward one year	$7.9	$8.6
Set back one year	$(7.7)	$(8.4)

The discount rate sensitivities presented above are estimates based on plan durations. The other post-employment benefit obligation and the current service cost have an implied duration of 12 and 28 years, respectively at current discount rates.